PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5:PROPERTY AND EQUIPMENT, NET

	December 31,
	2020	2019
Cost:
Computers and peripheral equipment	$6,776	$7,212
Office furniture and equipment	2,682	2,703
Leasehold improvements	8,658	8,678
Capitalized software	12,473	12,473

Total cost	30,589	31,066
Less: accumulated depreciation and amortization	(23,819)	(20,148)
Property and equipment, net	$6,770	$10,918

Depreciation and amortization expenses totaled to $4,662, $5,455 and $4,950, for the years ended December 31, 2020, 2019 and 2018, respectively.

During 2018 the Company capitalized software development costs of $1,756. During 2019 and 2020 there were no software development capitalization cost.

Amortization expense for the related capitalized internally developed software in the consolidated statements of income amounted to $3,056, $3,607 and $2,978 during 2020, 2019 and 2018, respectively.